VIA EDGAR

December 10, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:     Touchstone Funds Group Trust
File Nos. 33-70958/811-8104

Ladies and Gentlemen:

On behalf of Touchstone Funds Group Trust (the “Registrant”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as supplemented, dated and filed on November 21, 2018, to the Prospectus dated November, 19, 2018, for the Touchstone Anti-Benchmark® International Core Equity Fund and Touchstone Anti-Benchmark® US Core Equity Fund (the “Funds”). The purpose of the filing is to submit the 497(c) filing for the Prospectus dated November 19, 2018 (Accession No. 0000914243-18-000159) in XBRL for the Funds.

If you have any questions about this matter, please contact Meredyth Whitford-Schultz at 513.357.6029.

Very truly yours,

TOUCHSTONE FUNDS GROUP TRUST

/s/Jill McGruder

Jill McGruder
President